Notes Payable - Schedule of Maturities of Long Term Debt (Detail) $ in Thousands	Dec. 31, 2023 USD ($)
Maturities Of Long Term Debt [Line Items]
2024	$ 3,985
2025	3,734
2026	14,798
Total	22,517
Credit Agreement
Maturities Of Long Term Debt [Line Items]
2024	2,283
2025	3,320
2026	14,317
Total	19,920
Other Debt
Maturities Of Long Term Debt [Line Items]
2024	1,702
2025	414
2026	481
Total	$ 2,597